Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Intangible assets [Abstract]
Schedule of Changes in Intangible Assets	Changes in intangible assets:
	Balance at January 1, 2024	Additions	Amortization	Exchange rate variation	Balance at June 30, 2024
Amortizing:
Trademarks	341,183	540	(14,798)	(11,302)	315,623
Software	24,941	16,043	(2,935)	(3,815)	34,233
Customer relationships	486,166	—	(36,185)	(3,372)	446,609
Supplier contracts	28,077	—	(1,898)	(2,304)	23,875
Others	1,044	29	(126)	(63)	884
Non-amortizing:
Trademarks	1,092,793	449	—	(33,756)	1,059,486
Water rights	11,391	—	—	(68)	11,323
	1,985,595	17,061	(55,942)	(54,680)	1,892,033
	Balance at January 1, 2023	Additions	Disposals	Amortization	Exchange rate variation	Balance at June 30, 2023
Amortizing:
Trademarks	315,912	—	—	(11,168)	(360)	304,384
Software	21,079	3,034	(57)	(2,448)	1,633	23,241
Customer relationships	549,705	—	(64)	(36,927)	9,658	522,372
Supplier contracts	30,509	—	—	(1,900)	1,491	30,100
Others	833	31	(28)	(139)	1	698
Non-amortizing:
Trademarks	1,050,106	95	—	—	48,677	1,098,878
Water rights	11,347	—	—	—	(19)	11,328
	1,979,491	3,160	(149)	(52,582)	61,081	1,991,001
Changes in intangible assets:
	Balance at January 1, 2023	Additions	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2023
Amortizing:
Trademarks	315,912	35,496	—	(24,166)	13,941	341,183
Software	21,079	7,527	(12)	(5,121)	1,468	24,941
Customer relationships	549,705	2,370	(2,434)	(74,213)	10,738	486,166
Supplier contracts	30,509	—	—	(3,822)	1,390	28,077
Others	833	501	(28)	(275)	13	1,044
Non-amortizing:
Trademarks	1,050,106	367	—	—	42,320	1,092,793
Water rights	11,347	—	—	—	44	11,391
	1,979,491	46,261	(2,474)	(107,597)	69,914	1,985,595
	Balance at January 1, 2022	Acquired in business combination	Additions	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2022
Amortizing:
Trademarks	335,452	21,138	6	—	(22,230)	(18,454)	315,912
Software	16,609	57	8,081	—	(4,503)	835	21,079
Customer relationships	645,509	2,804	—	1,099	(76,529)	(23,178)	549,705
Supplier contracts	32,967	—	—	—	(3,773)	1,315	30,509
Others	1,001	556	38	—	(746)	(16)	833
Non-amortizing:
Trademarks	1,107,993	3,793	331	834	—	(62,845)	1,050,106
Water rights	11,595	—	—	—	—	(248)	11,347
	2,151,126	28,348	8,456	1,933	(107,781)	(102,591)	1,979,491
	Balance at January 1, 2021	Acquired in business combination	Additions	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2021
Amortizing:
Trademarks	73,241	286,576	—	—	(19,258)	(5,107)	335,452
Software	13,961	6	6,160	(19)	(4,212)	713	16,609
Customer relationships	499,757	251,262	—	—	(79,830)	(25,680)	645,509
Supplier contracts	35,933	—	2,077	—	(3,646)	(1,397)	32,967
Others	833	724	—	—	(536)	(20)	1,001
Non-amortizing:
Trademarks	868,615	261,637	1,574	—	—	(23,833)	1,107,993
Water rights	11,775	—	—	—	—	(180)	11,595
	1,504,115	800,205	9,811	(19)	(107,482)	(55,504)	2,151,126

Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques	Intangible assets acquired in a business combination are recognized at fair value based on valuation methodologies and techniques that often involve the use of a third-party valuation firm’s expertise to calculate estimates of discounted cash flows. Intangible assets are composed as follows:
		Net amount
	Useful life	December 31, 2023	December 31, 2022
Trademarks	Undefined	1,092,793	1,050,106
Trademarks	2 to 20 years	341,183	315,912
Software	2 to 15 years	24,941	21,079
Water rights	Undefined	11,391	11,347
Customer relationships	3 to 20 years	486,166	549,705
Supplier contract	7 to 17 years old	28,077	30,509
Other	2 to 17 years	1,044	833
		1,985,595	1,979,491